The MP 63 Fund

555 THEODORE FREMD AVE, STE B-103
RYE NY 10580

July 6, 2007

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street N.W.

Washington, D.C. 20549

Re:

The MP 63 Fund

File Nos.

333-65599

811-09053

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statement of Additional Information with respect to the above-referenced Fund effective June 28, 2007 do not differ from those filed in the Post-Effective Amendment No. 9, which was filed electronically June 28, 2007.

Sincerely,

/s/ Vita Nelson

Vita Nelson

Chairman